COMMITMENT (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Debt, current	$ 266,011	$ 262,095	$ 329,155